Investments and Derivative Instruments (Valuation Allowance Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation allowance and reserves
Balance, beginning of period	$ (102)	$ (155)	$ (366)
(Additions)/Reversals	14	(26)	(157)
Deductions	20	79	368
Balance, end of period	$ (68)	$ (102)	$ (155)